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Prospectus Amendment
July 30, 2008

For the following funds with prospectuses dated October 1, 2007 – May 1, 2008

AMCAP Fund,®¨ Inc.
American Balanced Fund,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,® Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
U.S. Government Securities FundSM

Keep this amendment with your prospectus. Each fund’s prospectus consists of this amendment and the fund’s prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about the fund, you should refer to its prospectus, as supplemented, and the statement of additional information, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

The American Funds family of mutual funds will be issuing a new class of shares, Class F-2 shares, generally available only to fee-based programs of investment dealers that have special agreements with the funds’ distributor and certain registered investment advisers. Additionally, such funds are amending the name of the current Class F shares to Class F-1 shares and the current Class 529-F shares to Class 529-F-1 shares. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the prospectus for each fund is being amended hereby.

American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are collectively referred to in this amendment as the “Tax-Exempt Funds.” References in this amendment to Class 529-F shares, Class 529-F-1 shares or other 529 share classes are not applicable to the prospectuses for the Tax-Exempt Funds.

References to Class 529-F shares in other prospectuses are amended to read Class 529-F-1 shares.

1.
The “Risk/Return summary” section of the prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Investment results (with maximum sales charges)” table with the updated chart and table set forth under such fund’s name below. For the funds subject to this amendment, but not included below, the references to “Class F” in the “Investment results (with maximum sales charges)” table are amended to read “Class F-1.”

American High-Income Municipal Bond Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998   4.89%
1999  -2.31
2000   7.31
2001   6.22
2002   6.24
2003   6.24
2004   5.66
2005   4.68
2006   6.38
2007  -0.81
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	3.12% (quarter ended September 30, 2004)
Lowest	–1.40% (quarter ended December 31, 1999)

The fund’s total return for the three months ended March 31, 2008, was –1.95%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 9/26/94
Before taxes	–4.55%	3.60%	4.00%	5.64%
After taxes on distributions	–4.55	3.60	3.99	N/A
After taxes on distributions and
sale of fund shares	–1.43	3.75	4.11	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00
Before taxes	–6.22%	3.33%	4.54%
Class C — first sold 3/15/01
Before taxes	–2.48	3.58	3.91
Class F-1 — first sold 3/19/01
Before taxes	–0.83	4.33	4.64

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	6.08%
Lipper High Yield Municipal Debt Funds Average[4]	–2.98	4.64	4.03	5.25

Class A annualized 30-day yield at January 31, 2008: 4.45%[5] (For current yield information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (4.41% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the funds.”

American High-Income Trust

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998   1.63%
1999   7.55
2000  -3.25
2001   7.44
2002  -3.58
2003  28.87
2004   9.75
2005   3.63
2006  12.19
2007   1.53

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	10.04% (quarter ended December 31, 2002)
Lowest	–9.06% (quarter ended June 30, 2002)

The fund’s total return for the three months ended March 31, 2008, was –3.90%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/19/88
Before taxes	–2.27%	9.96%	5.82%	8.68%
After taxes on distributions	–4.79	7.15	2.53	N/A
After taxes on distributions and
sale of fund shares	–1.41	6.92	2.86	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00
Before taxes	–3.93%	9.67%	6.04%
Class C — first sold 3/15/01
Before taxes	–0.22	9.88	6.74
Class F-1 — first sold 3/15/01
Before taxes	1.51	10.72	7.53
Class 529-A — first sold 2/19/02
Before taxes	–2.33	9.88	8.15
Class 529-B — first sold 2/25/02
Before taxes	–4.05	9.49	8.05
Class 529-C — first sold 2/19/02
Before taxes	–0.28	9.78	7.95
Class 529-E — first sold 3/15/02
Before taxes	1.17	10.35	8.19
Class 529-F-1 — first sold 9/16/02
Before taxes	1.68	10.77	11.68

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Credit Suisse High Yield Index[3]	2.65%	10.97%	6.10%	8.78%
Lipper High Current Yield Bond Funds Index[4]	2.13	10.07	3.96	7.11
Citigroup Broad Investment-Grade (BIG) Bond Index[5]	7.22	4.55	6.03	7.41

Class A annualized 30-day yield at March 31, 2008: 8.74%[6] (For current yield information, please call American FundsLine® at 800/325-3590.)

[6] Reflects a fee waiver (8.70% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

American Mutual Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998  14.76%
1999  -0.12
2000   9.12
2001   6.67
2002 -12.18
2003  23.31
2004  10.74
2005   4.94
2006  16.24
2007   3.33

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	13.05% (quarter ended June 30, 2003)
Lowest	–15.73% (quarter ended September 30, 2002)

The fund’s total return for the three months ended March 31, 2008, was –7.23%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/21/50
Before taxes	–2.61%	10.16%	6.64%	12.20%
After taxes on distributions	–3.55	9.46	4.96	N/A
After taxes on distributions and
sale of fund shares	–0.46	8.77	4.98	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00
Before taxes	–2.32%	10.33%	7.79%
Class C — first sold 3/15/01
Before taxes	1.52	10.53	6.45
Class F-1 — first sold 3/15/01
Before taxes	3.29	11.38	7.26
Class 529-A — first sold 2/19/02
Before taxes	–2.70	10.06	6.69
Class 529-B — first sold 2/19/02
Before taxes	–2.45	10.14	6.72
Class 529-C — first sold 2/20/02
Before taxes	1.43	10.42	6.68
Class 529-E — first sold 3/7/02
Before taxes	2.91	11.00	6.24
Class 529-F-1 — first sold 9/17/02
Before taxes	3.44	11.42	11.03

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
S&P 500[3]	5.49%	12.82%	5.91%	11.86%
Lipper Multi-Cap Value Funds Index[4]	–1.04	13.45	6.86	N/A
Lipper Growth and Income Funds Index[5]	4.28	12.86	5.91	N/A

Class A annualized 30-day yield at April 30, 2008: 1.96%[6] (For current yield information, please call American FundsLine® at 800/325-3590.)

[6] Reflects a fee waiver (1.94% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

Capital Income Builder

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998  11.75%
1999  -2.78
2000  12.52
2001   4.75
2002   0.66
2003  21.57
2004  17.40
2005   4.94
2006  22.04
2007  10.67

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	10.48% (quarter ended June 30, 2003)
Lowest	–8.58% (quarter ended September 30, 2002)

The fund’s total return for the three months ended March 31, 2008, was –6.84%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 7/30/87
Before taxes	4.31%	13.78%	9.41%	11.54%
After taxes on distributions	2.85	12.51	7.52	N/A
After taxes on distributions and
sale of fund shares	4.07	11.61	7.18	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00
Before taxes	4.83%	14.01%	11.65%
Class C — first sold 3/15/01
Before taxes	8.79	14.17	10.90
Class F-1 — first sold 3/15/01
Before taxes	10.64	15.05	11.72
Class 529-A — first sold 2/19/02
Before taxes	4.23	13.68	11.74
Class 529-B — first sold 2/15/02
Before taxes	4.71	13.83	11.72
Class 529-C — first sold 2/20/02
Before taxes	8.71	14.08	11.94
Class 529-E — first sold 3/1/02
Before taxes	10.26	14.66	12.26
Class 529-F-1 — first sold 9/17/02
Before taxes	10.81	15.09	14.53

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
S&P 500[3]	5.49%	12.82%	5.91%	10.26%
Lipper Income Funds Average[4]	4.71	9.06	5.18	9.66

Class A annualized 30-day yield at April 30, 2008: 3.59%[5] (For current yield information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (3.57% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

Capital World Bond Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998  10.16%
1999  -3.18
2000   1.46
2001   1.53
2002  16.45
2003  18.86
2004  11.38
2005  -2.86
2006   7.60
2007   8.56
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	8.45% (quarter ended December 31, 2004)
Lowest	–3.57% (quarter ended June 30, 2004)

The fund’s total return for the three months ended March 31, 2008, was 5.02%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 8/4/87
Before taxes	4.49%	7.66%	6.35%	7.47%
After taxes on distributions	2.62	6.06	4.75	N/A
After taxes on distributions and sale of fund shares	2.96	5.67	4.50	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	2.80%	7.37%	7.23%
Class C — first sold 3/15/01 Before taxes	6.73	7.62	7.94
Class F-1 — first sold 3/16/01 Before taxes	8.62	8.48	8.88
Class 529-A — first sold 2/15/02 Before taxes	4.45	7.62	9.35
Class 529-B — first sold 2/25/02 Before taxes	2.66	7.21	9.09
Class 529-C — first sold 2/28/02 Before taxes	6.65	7.52	9.21
Class 529-E — first sold 5/16/02 Before taxes	8.20	8.07	9.56
Class 529-F-1 — first sold 9/17/02 Before taxes	8.72	8.48	9.61

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Global Aggregate Index[3]	9.48%	6.51%	6.08%	N/A
Citigroup World Government Bond Index[4]	10.95	6.81	6.31	7.62%
Lipper Global Income Funds Index[5]	7.16	6.72	5.49	N/A6
Consumer Price Index[7]	4.08	3.03	2.68	3.05

Class A annualized 30-day yield at March 31, 2008: 4.08%[8] (For current yield information, please call American FundsLine® at 800/325-3590.)

[8] Reflects a fee waiver (4.03% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

The Growth Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998            31.78
1999            45.70
2000             7.49
2001           -12.28
2002           -22.02
2003            32.90
2004            11.95
2005            14.23
2006            10.94
2007            10.95
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	27.17% (quarter ended December 31, 1998)
Lowest	–20.61% (quarter ended September 30, 2001)

The fund’s total return for the three months ended March 31, 2008, was –7.88%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 12/1/73
Before taxes	4.56%	14.54%	10.78%	15.10%
After taxes on distributions	3.50	14.11	9.78	N/A
After taxes on distributions and sale of fund shares	4.34	12.76	9.21	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	5.09%	14.81%	3.45%
Class C — first sold 3/15/01 Before taxes	9.07	14.98	6.48
Class F-1 — first sold 3/15/01 Before taxes	10.96	15.90	7.34
Class 529-A — first sold 2/15/02 Before taxes	4.49	14.49	8.43
Class 529-B — first sold 2/15/02 Before taxes	5.01	14.64	8.48
Class 529-C — first sold 2/15/02 Before taxes	9.02	14.88	8.60
Class 529-E — first sold 3/1/02 Before taxes	10.56	15.48	8.97
Class 529-F-1 — first sold 9/16/02 Before taxes	11.10	15.91	15.09

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
S&P 500[3]	5.49%	12.82%	5.91%	11.87%

The Income Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998          9.47
1999          0.51
2000          9.98
2001          5.41
2002         -4.38
2003         25.27
2004         12.92
2005          3.41
2006         20.29
2007          3.77
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	11.37% (quarter ended June 30, 2003)
Lowest	–10.29% (quarter ended September 30, 2002)

The fund’s total return for the three months ended March 31, 2008, was –6.61%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 12/1/73
Before taxes	–2.19%	11.46%	7.70%	12.30%
After taxes on distributions	–3.78	10.07	5.65	N/A
After taxes on distributions and sale of fund shares	–0.12	9.48	5.55	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–1.75%	11.69%	9.19%
Class C — first sold 3/15/01 Before taxes	2.02	11.87	8.32
Class F-1 — first sold 3/15/01 Before taxes	3.73	12.72	9.14
Class 529-A — first sold 2/15/02 Before taxes	–2.28	11.38	8.81
Class 529-B — first sold 2/19/02 Before taxes	–1.88	11.50	9.06
Class 529-C — first sold 2/19/02 Before taxes	1.92	11.77	9.18
Class 529-E — first sold 2/25/02 Before taxes	3.34	12.33	9.54
Class 529-F-1 — first sold 9/17/02 Before taxes	3.90	12.76	12.66

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
S&P 500[3]	5.49%	12.82%	5.91%	11.87%
Lehman Brothers U.S. Aggregate Index[4]	6.97	4.42	5.97	N/A
Lipper Income Funds Index[5]	5.63	8.53	5.67	N/A

Class A annualized 30-day yield at January 31, 2008: 4.39%[6] (For current yield information, please call American FundsLine® at 800/325-3590.)

[6] Reflects a fee waiver (4.37% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

Intermediate Bond Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998      6.72
1999      1.04
2000     10.14
2001      6.93
2002      7.05
2003      2.64
2004      2.01
2005      1.62
2006      4.02
2007      5.03
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	3.88% (quarter ended December 31, 2000)
Lowest	–1.41% (quarter ended June 30, 2004)

The fund’s total return for the three months ended March 31, 2008, was –0.03%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/19/88
Before taxes	2.43%	2.53%	4.41%	5.83%
After taxes on distributions	0.85	1.24	2.64	N/A
After taxes on distributions and sale of fund shares	1.56	1.40	2.66	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–0.73%	1.99%	4.15%
Class C — first sold 3/15/01 Before taxes	3.21	2.27	3.08
Class F-1 — first sold 3/19/01 Before taxes	5.02	3.06	3.87
Class 529-A — first sold 2/19/02 Before taxes	2.37	2.49	3.11
Class 529-B — first sold 2/26/02 Before taxes	–0.87	1.82	2.59
Class 529-C — first sold 2/19/02 Before taxes	3.14	2.18	2.74
Class 529-E — first sold 3/15/02 Before taxes	4.66	2.70	3.46
Class 529-F-1 — first sold 9/16/02 Before taxes	5.18	3.09	3.16

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	4.95%	3.22%	4.86%	6.17%
Lehman Brothers U.S. Government/ Credit 1–7 Years ex. BBB Index[4]	7.64	3.66	5.51	6.62
Consumer Price Index[5]	4.08	3.03	2.68	3.03

Class A annualized 30-day yield at February 29, 2008: 3.92%[6] (For current yield information, please call American FundsLine® at 800/325-3590.)

[6] Reflects a fee waiver (3.89% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

Limited Term Tax-Exempt Bond Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998   5.50%
1999  -0.60
2000   7.45
2001   5.24
2002   7.81
2003   4.28
2004   2.77
2005   1.57
2006   3.61
2007   3.24
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	3.50% (quarter ended September 30, 2002)
Lowest	–2.06% (quarter ended June 30, 2004)

The fund’s total return for the three months ended March 31, 2008, was 0.48%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/6/93
Before taxes	0.67%	2.56%	3.79%	4.36%
After taxes on distributions	0.67	2.56	3.79	N/A
After taxes on distributions and sale of fund shares	1.65	2.68	3.79	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–2.46%	2.02%	3.79%
Class C — first sold 3/15/01 Before taxes	1.48	2.29	2.99
Class F-1 — first sold 3/15/01 Before taxes	3.23	3.04	3.72

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers (7–Year) Municipal Bond Index[3]	5.06%	3.86%	4.96%	5.17%
Lipper Intermediate Municipal Debt Funds Average[4]	3.05	3.01	4.14	4.51

Class A annualized 30-day yield at January 31, 2008: 3.18%[5] (For current yield information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (3.15% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the funds.”

New Perspective Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998             28.53
1999             40.07
2000             -7.24
2001             -8.30
2002            -16.05
2003             36.76
2004             14.27
2005             11.28
2006             19.87
2007             16.03
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	22.17% (quarter ended December 31, 1999)
Lowest	–18.28% (quarter ended September 30, 2002)

The fund’s total return for the three months ended March 31, 2008, was –7.34%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 3/13/73
Before taxes	9.35%	17.92%	11.35%	13.76%
After taxes on distributions	8.20	17.20	10.25	N/A
After taxes on distributions and sale of fund shares	7.98	15.88	9.73	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	10.14%	18.21%	6.13%
Class C — first sold 3/15/01 Before taxes	14.10	18.34	9.66
Class F-1 — first sold 3/15/01 Before taxes	16.02	19.28	10.54
Class 529-A — first sold 2/15/02 Before taxes	9.25	17.84	12.18
Class 529-B — first sold 2/15/02 Before taxes	10.05	18.02	12.25
Class 529-C — first sold 2/15/02 Before taxes	14.02	18.24	12.37
Class 529-E — first sold 3/1/02 Before taxes	15.58	18.85	12.64
Class 529-F-1 — first sold 9/17/02 Before taxes	16.20	19.31	18.86

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
MSCI World Index[3]	9.57%	17.53%	7.45%	10.55%
MSCI USA Index[4]	6.03	13.07	5.80	10.88
Lipper Global Funds Index[5]	9.28	17.10	7.78	N/A

New World Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000          -20.90%
2001           -3.96
2002           -4.62
2003           43.36
2004           20.80
2005           22.20
2006           33.42
2007           32.85
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	17.30% (quarter ended June 30, 2003)
Lowest	–18.32% (quarter ended September 30, 2001)

The fund’s total return for the three months ended March 31, 2008, was –7.94%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	Lifetime[1]
Class A — first sold 6/17/99
Before taxes	25.20%	28.73%	14.16%
After taxes on distributions	23.62	27.94	13.45
After taxes on distributions and sale of fund shares	18.18	25.62	12.38

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	26.84%	29.10%	12.39%
Class C — first sold 3/15/01 Before taxes	30.75	29.21	19.23
Class F-1 — first sold 3/16/01 Before taxes	32.87	30.23	20.32
Class 529-A — first sold 2/19/02 Before taxes	25.16	28.69	22.37
Class 529-B — first sold 2/26/02 Before taxes	26.68	28.93	22.55
Class 529-C — first sold 2/25/02 Before taxes	30.71	29.09	22.67
Class 529-E — first sold 3/22/02 Before taxes	32.37	29.77	22.25
Class 529-F-1 — first sold 9/17/02 Before taxes	33.04	30.26	28.64

	1 year	5 years	Lifetime[2]
Indexes (before taxes)
MSCI All Country World Index[3]	12.18%	18.80%	5.68%
MSCI Emerging Markets Index[4]	39.78	37.46	16.62

SMALLCAP World Fund

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998   0.38%
1999  61.64
2000 -15.56
2001 -17.35
2002 -22.25
2003  50.40
2004  17.76
2005  16.53
2006  22.96
2007  17.15
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	34.63% (quarter ended December 31, 1999)
Lowest	–25.22% (quarter ended September 30, 2001)

The fund’s total return for the three months ended March 31, 2008, was –11.26%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 4/30/90
Before taxes	10.42%	22.88%	9.45%	11.63%
After taxes on distributions	8.51	21.89	8.48	N/A
After taxes on distributions and sale of fund shares	9.02	20.24	8.03	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	11.27%	23.24%	3.03%
Class C — first sold 3/15/01 Before taxes	15.19	23.35	11.96
Class F-1 — first sold 3/15/01 Before taxes	17.15	24.34	12.87
Class 529-A — first sold 2/19/02 Before taxes	10.31	22.85	15.27
Class 529-B — first sold 2/20/02 Before taxes	11.11	23.06	15.21
Class 529-C — first sold 2/20/02 Before taxes	15.11	23.25	15.31
Class 529-E — first sold 3/15/02 Before taxes	16.71	23.89	14.88
Class 529-F-1 — first sold 9/17/02 Before taxes	17.28	24.38	22.36

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
S&P/Citigroup Global/World Indexes[3]	9.87%	24.64%	11.62%	10.56%
Lipper Global Small-Cap Funds Average[4]	9.70	22.21	11.35	11.91
Consumer Price Index[5]	4.08	3.03	2.68	2.80

The Tax-Exempt Bond Fund of America

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998   6.04%
1999  -2.31
2000   9.69
2001   5.57
2002   8.44
2003   5.18
2004   4.37
2005   3.35
2006   4.76
2007   1.72
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	4.09% (quarter ended September 30, 2002)
Lowest	–1.83% (quarter ended June 30, 2004)

The fund’s total return for the three months ended March 31, 2008, was –0.76%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/3/79
Before taxes	–2.10%	3.09%	4.23%	7.09%
After taxes on distributions	–2.10	3.09	4.18	N/A
After taxes on distributions and sale of fund shares	0.01	3.23	4.24	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–3.91%	2.75%	4.59%
Class C — first sold 3/15/01 Before taxes	–0.06	3.01	3.70
Class F-1 — first sold 3/15/01 Before taxes	1.64	3.76	4.44

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	N/A
Lipper General Municipal Debt Funds Average[4]	1.15	3.49	4.09	6.88%

Class A annualized 30-day yield at February 29, 2008: 3.61%[5] (For current yield information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (3.58% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the funds.”

The Tax-Exempt Fund of California

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998   6.13%
1999  -1.97
2000  11.29
2001   3.83
2002   8.13
2003   4.83
2004   4.62
2005   3.82
2006   4.90
2007   0.35
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	4.85% (quarter ended September 30, 2002)
Lowest	–2.01% (quarter ended June 30, 2004)

The fund’s total return for the three months ended March 31, 2008, was –1.56%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/28/86
Before taxes	–3.44%	2.90%	4.14%	5.75%
After taxes on distributions	–3.44	2.89	4.07	N/A
After taxes on distributions and sale of fund shares	–0.87	3.07	4.13	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–5.21%	2.58%	4.36%
Class C — first sold 3/19/01 Before taxes	–1.41	2.83	3.34
Class F-1 — first sold 3/20/01 Before taxes	0.28	3.58	4.09

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	6.63%
Lipper California Municipal Debt Funds Average[4]	0.42	3.62	4.27	5.96

Class A annualized 30-day yield at February 29, 2008: 3.77%[5] (For current yield information, please call American FundsLine®¨ at 800/325-3590.)

[5] Reflects a fee waiver (3.74% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the funds.”

The Tax-Exempt Fund of Maryland

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998   5.74%
1999  -2.35
2000   8.19
2001   5.10
2002   8.31
2003   4.66
2004   3.93
2005   3.00
2006   3.95
2007   0.65
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	3.99% (quarter ended September 30, 2002)
Lowest	–1.74% (quarter ended June 30, 2004)

The fund’s total return for the three months ended March 31, 2008, was –0.75%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
The Maryland Fund	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 8/14/86
Before taxes	–3.15%	2.44%	3.67%	5.36%
After taxes on distributions	–3.15	2.44	3.66	N/A
After taxes on distributions and sale of fund shares	–0.67	2.65	3.74	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–4.94%	2.12%	3.88%
Class C — first sold 4/12/01 Before taxes	–1.13	2.38	3.24
Class F-1 — first sold 6/15/01 Before taxes	0.56	3.12	3.84

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	6.88%
Lipper Maryland Municipal Debt Funds Average[4]	0.84	3.06	4.00	5.68

Class A annualized 30-day yield at January 31, 2008: 3.48%[5] (For current yield information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (3.45% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

The Tax-Exempt Fund of Virginia

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998   5.69%
1999  -2.53
2000  10.05
2001   4.52
2002   8.92
2003   4.18
2004   3.04
2005   2.31
2006   3.99
2007   1.80
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	4.34% (quarter ended September 30, 2002)
Lowest	–2.33% (quarter ended June 30, 2004)

The fund’s total return for the three months ended March 31, 2008, was –0.54%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
The Virginia Fund	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 8/14/86
Before taxes	–2.05%	2.28%	3.74%	5.52%
After taxes on distributions	–2.05	2.28	3.71	N/A
After taxes on distributions and sale of fund shares	0.00	2.47	3.77	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–3.86%	1.94%	4.00%
Class C — first sold 4/18/01 Before taxes	0.00	2.21	3.20
Class F-1 — first sold 4/4/01 Before taxes	1.72	2.95	3.71

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	6.88%
Lipper Virginia Municipal Debt Funds Average[4]	0.53	3.29	4.10	5.74

Class A annualized 30-day yield at January 31, 2008: 3.27%[5] (For current yield information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (3.24% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

U.S. Government Securities Fund

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998          7.87
1999         -1.59
2000         11.93
2001          6.41
2002          9.02
2003          1.91
2004          2.88
2005          2.27
2006          3.15
2007          6.67
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest	4.59% (quarter ended September 30, 1998)
Lowest	–2.00% (quarter ended June 30, 2004)

The fund’s total return for the three months ended March 31, 2008, was 2.25%.

Investment results (with maximum sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/17/85
Before taxes	2.67%	2.58%	4.58%	6.51%
After taxes on distributions	1.11	1.25	2.81	N/A
After taxes on distributions and sale of fund shares	1.70	1.41	2.81	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	0.92%	2.27%	4.69%
Class C — first sold 3/15/01 Before taxes	4.87	2.57	3.53
Class F-1 — first sold 3/15/01 Before taxes	6.74	3.39	4.33
Class 529-A — first sold 2/20/02 Before taxes	2.61	2.54	3.44
Class 529-B — first sold 2/20/02 Before taxes	0.77	2.12	3.08
Class 529-C — first sold 2/19/02 Before taxes	4.78	2.48	3.24
Class 529-E — first sold 3/7/02 Before taxes	6.31	3.01	3.98
Class 529-F-1 — first sold 10/11/02 Before taxes	6.84	3.39	3.50

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Citigroup Treasury/Govt Sponsored/ Mortgage Index[3]	7.87%	4.33%	5.94%	7.78%
Lipper General U.S. Government Funds Average[4]	6.25	3.10	4.95	6.67
Consumer Price Index[5]	4.08	3.03	2.68	3.01

Class A annualized 30-day yield at February 29, 2008: 3.46%[6] (For current yield information, please call American FundsLine® at 800/325-3590.)

[6] Reflects a fee waiver (3.44% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.”

2.
Applicable to prospectuses for the Tax-Exempt Funds only: The third paragraph under the heading “Historical investment results” in the “Risk/Return summary” section of the prospectus is amended in its entirety to read as follows:

Results would be higher if calculated without sales charges. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

Applicable to prospectuses for all other funds subject to this prospectus amendment: The following sentence is added to the end of the second paragraph after the “Historical investment results” bar chart in the “Risk/Return summary” section of the prospectus:

Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

3.	The “Fees and expenses of the fund” section of the prospectus is amended as follows:

a. (i) The “Annual fund operating expenses” table for each fund is amended in its entirety to read as set forth under such fund’s name below and (ii) the cumulative estimated expenses examples table under the heading “Examples” for each fund is amended by (x) replacing the references to “Class F” with “Class F-1” and (y) adding the line item set forth under such fund’s name below:

AMCAP Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees[9,11]	0.23	1.00	1.00	0.25	none	0.20	1.00	1.00	0.50	0.00
Other expenses[10]	0.13	0.13	0.18	0.11	0.16	0.24[12]	0.25[12]	0.25[12]	0.24[12]	0.24[12]
Total annual fund operating expenses[8]	0.68	1.45	1.50	0.68	0.48	0.76	1.57	1.57	1.06	0.56

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$49	$154	$269	$604

American Balanced Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees[9,11]	0.25	1.00	1.00	0.25	none	0.22	1.00	1.00	0.50	0.00
Other expenses[10]	0.11	0.11	0.16	0.10	0.16	0.22[12]	0.23[12]	0.23[12]	0.22[12]	0.22[12]
Total annual fund operating expenses[8]	0.60	1.35	1.40	0.59	0.40	0.68	1.47	1.47	0.96	0.46

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$41	$128	$224	$505

American High-Income Municipal Bond Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[6]
Management fees[1]	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees[3,5]	0.30	1.00	1.00	0.25	none
Other expenses[4]	0.07	0.08	0.13	0.16	0.19
Total annual fund operating expenses[1]	0.70	1.41	1.46	0.74	0.52

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$53	$167	$291	$653

American High-Income Trust

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees[9,11]	0.25	1.00	1.00	0.25	none	0.21	1.00	1.00	0.50	0.00
Other expenses[10]	0.12	0.12	0.16	0.13	0.16	0.23[12]	0.24[12]	0.23[12]	0.22[12]	0.22[12]
Total annual fund operating expenses[8]	0.69	1.44	1.48	0.70	0.48	0.76	1.56	1.55	1.04	0.54

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$49	$154	$269	$604

American Mutual Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees[9,11]	0.23	1.00	1.00	0.25	none	0.21	1.00	1.00	0.50	0.00
Other expenses[10]	0.09	0.10	0.15	0.12	0.17	0.21[12]	0.22[12]	0.22[12]	0.21[12]	0.21[12]
Total annual fund operating expenses[8]	0.58	1.36	1.41	0.63	0.43	0.68	1.48	1.48	0.97	0.47

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$44	$138	$241	$542

The Bond Fund of America

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees[9,11]	0.25	1.00	1.00	0.25	none	0.21	1.00	1.00	0.50	0.00
Other expenses[10]	0.13	0.13	0.17	0.12	0.16	0.23[12]	0.25[12]	0.24[12]	0.23[12]	0.23[12]
Total annual fund operating expenses[8]	0.63	1.38	1.42	0.62	0.41	0.69	1.50	1.49	0.98	0.48

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$42	$132	$230	$518

Capital Income Builder

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees[9,11]	0.24	1.00	1.00	0.25	none	0.20	1.00	1.00	0.50	0.00
Other expenses[10]	0.09	0.10	0.14	0.11	0.17	0.20[12]	0.21[12]	0.21[12]	0.20[12]	0.21[12]
Total annual fund operating expenses[8]	0.58	1.35	1.39	0.61	0.42	0.65	1.46	1.46	0.95	0.46

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$43	$135	$235	$530

Capital World Bond Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees[9,11]	0.28	1.00	1.00	0.25	none	0.20	1.00	1.00	0.50	0.00
Other expenses[10]	0.20	0.21	0.24	0.17	0.21	0.30[12]	0.32[12]	0.31[12]	0.30[12]	0.30[12]
Total annual fund operating expenses[8]	0.98	1.71	1.74	0.92	0.71	1.00	1.82	1.81	1.30	0.80

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$73	$227	$395	$883

Capital World Growth and Income Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees[9,11]	0.23	1.00	1.00	0.25	none	0.19	1.00	1.00	0.50	0.00
Other expenses[10]	0.13	0.13	0.18	0.13	0.18	0.24[12]	0.24[12]	0.24[12]	0.23[12]	0.23[12]
Total annual fund operating expenses[8]	0.73	1.50	1.55	0.75	0.55	0.80	1.61	1.61	1.10	0.60

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$56	$176	$307	$689

Fundamental Investors

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees[9,11]	0.24	1.00	1.00	0.25	none	0.19	1.00	1.00	0.50	0.00
Other expenses[10]	0.11	0.11	0.16	0.11	0.17	0.22[12]	0.23[12]	0.23[12]	0.22[12]	0.22[12]
Total annual fund operating expenses[8]	0.60	1.36	1.41	0.61	0.42	0.66	1.48	1.48	0.97	0.47

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$43	$135	$235	$530

The Growth Fund of America

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees[9,11]	0.25	1.00	1.00	0.25	none	0.19	1.00	1.00	0.50	0.00
Other expenses[10]	0.12	0.12	0.18	0.11	0.16	0.23[12]	0.24[12]	0.23[12]	0.22[12]	0.22[12]
Total annual fund operating expenses[8]	0.64	1.39	1.45	0.63	0.43	0.69	1.51	1.50	0.99	0.49

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$44	$138	$241	$542

The Income Fund of America

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees[9,11]	0.24	1.00	1.00	0.25	none	0.22	1.00	1.00	0.50	0.00
Other expenses[10]	0.08	0.08	0.13	0.11	0.16	0.19[12]	0.21[12]	0.21[12]	0.20[12]	0.20[12]
Total annual fund operating expenses[8]	0.56	1.32	1.37	0.60	0.40	0.65	1.45	1.45	0.94	0.44

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$41	$128	$224	$505

Intermediate Bond Fund of America

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees[9,11]	0.26	1.00	1.00	0.25	none	0.22	1.00	1.00	0.50	0.00
Other expenses[10]	0.15	0.14	0.20	0.15	0.17	0.25[12]	0.27[12]	0.27[12]	0.26[12]	0.26[12]
Total annual fund operating expenses[8]	0.70	1.43	1.49	0.69	0.46	0.76	1.56	1.56	1.05	0.55

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$47	$148	$258	$579

The Investment Company of America

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees[9,11]	0.23	1.00	1.00	0.25	none	0.21	1.00	1.00	0.50	0.00
Other expenses[10]	0.09	0.09	0.14	0.11	0.16	0.20[12]	0.22[12]	0.21[12]	0.21[12]	0.21[12]
Total annual fund operating expenses[8]	0.56	1.33	1.38	0.60	0.40	0.65	1.46	1.45	0.95	0.45

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$41	$128	$224	$505

Limited Term Tax-Exempt Bond Fund of America

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[6]
Management fees[1]	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees[3,5]	0.30	1.00	1.00	0.25	none
Other expenses[4]	0.07	0.07	0.13	0.12	0.19
Total annual fund operating expenses[1]	0.68	1.38	1.44	0.68	0.50

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$51	$160	$280	$628

The New Economy Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees[9,11]	0.24	1.00	1.00	0.25	none	0.19	1.00	1.00	0.50	0.00
Other expenses[10]	0.16	0.16	0.21	0.15	0.19	0.27[12]	0.29[12]	0.28[12]	0.27[12]	0.27[12]
Total annual fund operating expenses[8]	0.80	1.56	1.61	0.80	0.59	0.86	1.69	1.68	1.17	0.67

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$60	$189	$329	$738

New Perspective Fund

Annual fund operating expenses (deducted from fund assets)

	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees[9,11]	0.24	1.00	1.00	0.25	none	0.20	1.00	1.00	0.50	0.00
Other expenses[10]	0.12	0.12	0.18	0.12	0.17	0.24[12]	0.25[12]	0.24[12]	0.23[12]	0.23[12]
Total annual fund operating expenses[8]	0.74	1.50	1.56	0.75	0.55	0.82	1.63	1.62	1.11	0.61

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$56	$176	$307	$689

New World Fund

Annual fund operating expenses (deducted from fund assets)

	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees[9,11]	0.23	1.00	1.00	0.25	none	0.18	1.00	1.00	0.50	0.00
Other expenses[10]	0.20	0.20	0.24	0.18	0.22	0.30[12]	0.31[12]	0.31[12]	0.30[12]	0.30[12]
Total annual fund operating expenses[8]	1.02	1.79	1.83	1.02	0.81	1.07	1.90	1.90	1.39	0.89

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$83	$259	$450	$1,002

SMALLCAP World Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees[9,11]	0.24	1.00	1.00	0.25	none	0.19	1.00	1.00	0.50	0.00
Other expenses[10]	0.17	0.18	0.22	0.17	0.19	0.28[12]	0.29[12]	0.29[12]	0.28[12]	0.28[12]
Total annual fund operating expenses[8]	1.04	1.81	1.85	1.05	0.82	1.10	1.92	1.92	1.41	0.91

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$84	$262	$455	$1,014

The Tax-Exempt Bond Fund of America

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[6]
Management fees[1]	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees[2,3]	0.25	1.00	1.00	0.25	none
Other expenses[4]	0.05	0.05	0.10	0.12	0.17
Total annual fund operating expenses[1]	0.57	1.32	1.37	0.64	0.44

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$45	$141	$246	$555

The Tax-Exempt Fund of California

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[6]
Management fees[1]	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees[2,3]	0.25	1.00	1.00	0.25	none
Other expenses[4]	0.04	0.04	0.09	0.11	0.17
Total annual fund operating expenses[1]	0.62	1.37	1.42	0.69	0.50

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$51	$160	$280	$628

The Tax-Exempt Fund of Maryland

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[9]
Management fees[6]	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees[7]	0.25	1.00	1.00	0.25	none
Other expenses[8]	0.08	0.08	0.14	0.16	0.20
Total annual fund operating expenses[6]	0.70	1.45	1.51	0.78	0.57

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$58	$183	$318	$714

The Tax-Exempt Fund of Virginia

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[9]
Management fees[6]	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees[7]	0.25	1.00	1.00	0.25	none
Other expenses[8]	0.08	0.09	0.14	0.16	0.20
Total annual fund operating expenses[6]	0.69	1.45	1.50	0.77	0.56

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$57	$179	$313	$701

U.S. Government Securities Fund

Annual fund operating expenses (deducted from fund assets)
	Class A	Class B	Class C	Class F-1	Class F-2[13]	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[8]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees[9,11]	0.26	1.00	1.00	0.25	none	0.22	1.00	1.00	0.50	0.00
Other expenses[10]	0.21	0.19	0.23	0.15	0.18	0.30[12]	0.32[12]	0.31[12]	0.30[12]	0.30[12]
Total annual fund operating expenses[8]	0.79	1.51	1.55	0.72	0.50	0.84	1.64	1.63	1.12	0.62

Example	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[5]	$51	$160	$280	$628

b. The following footnotes to the “Shareholder fees” and “Annual fund operating expenses” tables are amended or added as follows:

Prospectuses for the Tax-Exempt Funds only:

i. The references to “Class F” in footnotes 2 and 5 to the “Annual fund operating expenses” table in the prospectus for American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California, and footnote 7 in the prospectus for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are amended to read “Class F-1.”

ii. Footnote 6 to the “Annual fund operating expenses” table in the prospectus for American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California, and footnote 9 in the prospectus for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are added as follows: “Based on estimated amounts for each fund’s current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.”

Prospectuses for all other funds subject to this prospectus amendment:

i. Footnote 3 is amended in its entirety to read as follows: “Class F-1, F-2 and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor and to certain registered investment advisers.”

ii. The reference to “Class F” in footnote 9 is amended to read “Class F-1.”

iii. Footnote 12 is amended in its entirety to read as follows: “Includes up to a maximum of 0.10% paid to a state or states for oversight and administrative services.”

iv. Footnote 13 is added as follows: “Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.”

4.
The “Investment objectives, strategies and risks” section of the prospectus for each of the funds included below is amended by replacing the “Additional investment results (without sales charges)” table with the updated table set forth under such fund’s name. For the funds subject to this amendment, but not included below, the references to “Class F” in the “Additional investment results (without sales charges)” table (and accompanying footnotes, if applicable) are amended to read “Class F-1.”

American High-Income Municipal Bond Fund

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 9/26/94
Before taxes	–0.81%	4.40%	4.40%	5.94%
After taxes on distributions	–0.81	4.40	4.39	N/A
After taxes on distributions and
sale of fund shares	1.05	4.45	4.47	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00
Before taxes	–1.48%	3.67%	4.54%
Class C — first sold 3/15/01
Before taxes	–1.53	3.58	3.91
Class F-1 — first sold 3/19/01
Before taxes	–0.83	4.33	4.64

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	6.08%
Lipper High Yield Municipal Debt Funds Average[4]	–2.98	4.64	4.03	5.25

Class A distribution rate at December 31, 2007: 4.67%[5] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

5 Reflects a fee waiver (4.63% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the funds.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

American High-Income Trust

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/19/88
Before taxes	1.53%	10.80%	6.22%	8.89%
After taxes on distributions	–1.10	7.97	2.92	N/A
After taxes on distributions and
sale of fund shares	1.06	7.65	3.20	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00
Before taxes	0.77%	9.95%	6.04%
Class C — first sold 3/15/01
Before taxes	0.72	9.88	6.74
Class F-1 — first sold 3/15/01
Before taxes	1.51	10.72	7.53
Class 529-A — first sold 2/19/02
Before taxes	1.47	10.71	8.86
Class 529-B — first sold 2/25/02
Before taxes	0.65	9.77	8.17
Class 529-C — first sold 2/19/02
Before taxes	0.66	9.78	7.95
Class 529-E — first sold 3/15/02
Before taxes	1.17	10.35	8.19
Class 529-F-1 — first sold 9/16/02
Before taxes	1.68	10.77	11.68

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Credit Suisse High Yield Index[3]	2.65%	10.97%	6.10%	8.78%
Lipper High Current Yield Bond Funds Index[4]	2.13	10.07	3.96	7.11
Citigroup Broad Investment-Grade (BIG) Bond Index[5]	7.22	4.55	6.03	7.41

Class A distribution rate at December 31, 2007: 7.78%[6] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[6] The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

American Mutual Fund

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/21/50
Before taxes	3.33%	11.47%	7.27%	12.31%
After taxes on distributions	2.32	10.76	5.58	N/A
After taxes on distributions and
sale of fund shares	3.47	9.94	5.54	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00
Before taxes	2.52%	10.60%	7.79%
Class C — first sold 3/15/01
Before taxes	2.48	10.53	6.45
Class F-1 — first sold 3/15/01
Before taxes	3.29	11.38	7.26
Class 529-A — first sold 2/19/02
Before taxes	3.23	11.37	7.78
Class 529-B — first sold 2/19/02
Before taxes	2.39	10.41	6.84
Class 529-C — first sold 2/20/02
Before taxes	2.40	10.42	6.68
Class 529-E — first sold 3/7/02
Before taxes	2.91	11.00	6.24
Class 529-F-1 — first sold 9/17/02
Before taxes	3.44	11.42	11.03

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
S&P 500[3]	5.49%	12.82%	5.91%	11.86%
Lipper Multi-Cap Value Funds Index[4]	–1.04	13.45	6.86	N/A
Lipper Growth and Income Funds Index[5]	4.28	12.86	5.91	N/A

Class A distribution rate at December 31, 2007: 2.10%[6] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[6] The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

Capital Income Builder

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 7/30/87
Before taxes	10.67%	15.13%	10.06%	11.87%
After taxes on distributions	9.13	13.85	8.16	N/A
After taxes on distributions and
sale of fund shares	8.29	12.83	7.77	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00
Before taxes	9.83%	14.24%	11.65%
Class C — first sold 3/15/01
Before taxes	9.79	14.17	10.90
Class F-1 — first sold 3/15/01
Before taxes	10.64	15.05	11.72
Class 529-A — first sold 2/19/02
Before taxes	10.59	15.03	12.88
Class 529-B — first sold 2/15/02
Before taxes	9.71	14.07	11.82
Class 529-C — first sold 2/20/02
Before taxes	9.71	14.08	11.94
Class 529-E — first sold 3/1/02
Before taxes	10.26	14.66	12.26
Class 529-F-1 — first sold 9/17/02
Before taxes	10.81	15.09	14.53

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
S&P 500[3]	5.49%	12.82%	5.91%	10.26%
Lipper Income Funds Average[4]	4.71	9.06	5.18	9.66

Class A distribution rate at December 31, 2007: 3.94%[5] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[5] The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

Capital World Bond Fund

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 8/4/87
Before taxes	8.56%	8.48%	6.75%	7.67%
After taxes on distributions	6.63	6.87	5.15	N/A
After taxes on distributions and sale of fund shares	5.61	6.39	4.86	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	7.80%	7.67%	7.23%
Class C — first sold 3/15/01 Before taxes	7.73	7.62	7.94
Class F-1 — first sold 3/16/01 Before taxes	8.62	8.48	8.88
Class 529-A — first sold 2/15/02 Before taxes	8.52	8.44	10.06
Class 529-B — first sold 2/25/02 Before taxes	7.66	7.51	9.20
Class 529-C — first sold 2/28/02 Before taxes	7.65	7.52	9.21
Class 529-E — first sold 5/16/02 Before taxes	8.20	8.07	9.56
Class 529-F-1 — first sold 9/17/02 Before taxes	8.72	8.48	9.61

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Global Aggregate Index[3]	9.48%	6.51%	6.08%	N/A
Citigroup World Government Bond Index[4]	10.95	6.81	6.31	7.62%
Lipper Global Income Funds Index[5]	7.16	6.72	5.49	N/A6
Consumer Price Index[7]	4.08	3.03	2.68	3.05

Class A distribution rate at December 31, 2007: 5.07%[8] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[8] The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The Growth Fund of America

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 12/1/73
Before taxes	10.95%	15.91%	11.44%	15.30%
After taxes on distributions	9.83	15.47	10.44	N/A
After taxes on distributions and sale of fund shares	8.58	14.00	9.83	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	10.09%	15.04%	3.45%
Class C — first sold 3/15/01 Before taxes	10.07	14.98	6.48
Class F-1 — first sold 3/15/01 Before taxes	10.96	15.90	7.34
Class 529-A — first sold 2/15/02 Before taxes	10.87	15.86	9.53
Class 529-B — first sold 2/15/02 Before taxes	10.01	14.87	8.59
Class 529-C — first sold 2/15/02 Before taxes	10.02	14.88	8.60
Class 529-E — first sold 3/1/02 Before taxes	10.56	15.48	8.97
Class 529-F-1 — first sold 9/16/02 Before taxes	11.10	15.91	15.09

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lipper Capital Appreciation Funds Index[3]	16.39%	15.18%	6.54%	11.95%
Lipper Growth Funds Index[4]	7.83	12.30	4.76	10.76
Lipper Multi-Cap Growth Funds Index[5]	12.79	15.15	5.50	11.78
Lipper Multi-Cap Core Funds Index[6]	5.97	14.08	6.46	11.47

Intermediate Bond Fund of America

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 2/19/88
Before taxes	5.03%	3.06%	4.68%	5.96%
After taxes on distributions	3.41	1.76	2.90	N/A
After taxes on distributions and sale of fund shares	3.25	1.84	2.90	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	4.27%	2.34%	4.15%
Class C — first sold 3/15/01 Before taxes	4.21	2.27	3.08
Class F-1 — first sold 3/19/01 Before taxes	5.02	3.06	3.87
Class 529-A — first sold 2/19/02 Before taxes	4.96	3.01	3.56
Class 529-B — first sold 2/26/02 Before taxes	4.13	2.17	2.74
Class 529-C — first sold 2/19/02 Before taxes	4.14	2.18	2.74
Class 529-E — first sold 3/15/02 Before taxes	4.66	2.70	3.46
Class 529-F-1 — first sold 9/16/02 Before taxes	5.18	3.09	3.16

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	4.95%	3.22%	4.86%	6.17%
Lehman Brothers U.S. Government/ Credit 1–7 Years ex. BBB Index[4]	7.64	3.66	5.51	6.62
Consumer Price Index[5]	4.08	3.03	2.68	3.03

Class A distribution rate at December 31, 2007: 4.45%[6] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[6] Reflects a fee waiver (4.42% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

Limited Term Tax-Exempt Bond Fund of America

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/6/93
Before taxes	3.24%	3.09%	4.06%	4.55%
After taxes on distributions	3.24	3.09	4.06	N/A
After taxes on distributions and sale of fund shares	3.35	3.13	4.03	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	2.53%	2.38%	3.79%
Class C — first sold 3/15/01 Before taxes	2.47	2.29	2.99
Class F-1 — first sold 3/15/01 Before taxes	3.23	3.04	3.72

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers (7–Year) Municipal Bond Index[3]	5.06%	3.86%	4.96%	5.17%
Lipper Intermediate Municipal Debt Funds Average[4]	3.05	3.01	4.14	4.51

Class A distribution rate at December 31, 2007: 3.51%[5] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (3.48% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the funds.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

New Perspective Fund

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 3/13/73
Before taxes	16.03%	19.32%	12.01%	13.96%
After taxes on distributions	14.81	18.59	10.91	N/A
After taxes on distributions and sale of fund shares	12.44	17.17	10.34	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	15.14%	18.41%	6.13%
Class C — first sold 3/15/01 Before taxes	15.10	18.34	9.66
Class F-1 — first sold 3/15/01 Before taxes	16.02	19.28	10.54
Class 529-A — first sold 2/15/02 Before taxes	15.93	19.25	13.31
Class 529-B — first sold 2/15/02 Before taxes	15.05	18.22	12.35
Class 529-C — first sold 2/15/02 Before taxes	15.02	18.24	12.37
Class 529-E — first sold 3/1/02 Before taxes	15.58	18.85	12.64
Class 529-F-1 — first sold 9/17/02 Before taxes	16.20	19.31	18.86

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
MSCI World Index[3]	9.57%	17.53%	7.45%	10.55%
MSCI USA Index[4]	6.03	13.07	5.80	10.88
Lipper Global Funds Index[5]	9.28	17.10	7.78	N/A

New World Fund

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	Lifetime[1]
Class A — first sold 6/17/99
Before taxes	32.85%	30.26%	14.95%
After taxes on distributions	31.18	29.46	14.24
After taxes on distributions and sale of fund shares	23.26	27.05	13.12

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	31.84%	29.25%	12.39%
Class C — first sold 3/15/01 Before taxes	31.75	29.21	19.23
Class F-1 — first sold 3/16/01 Before taxes	32.87	30.23	20.32
Class 529-A — first sold 2/19/02 Before taxes	32.79	30.22	23.61
Class 529-B — first sold 2/26/02 Before taxes	31.68	29.07	22.62
Class 529-C — first sold 2/25/02 Before taxes	31.71	29.09	22.67
Class 529-E — first sold 3/22/02 Before taxes	32.37	29.77	22.25
Class 529-F-1 — first sold 9/17/02 Before taxes	33.04	30.26	28.64

	1 year	5 years	Lifetime[2]
Indexes (before taxes)
MSCI All Country World Index[3]	12.18%	18.80%	5.68%
MSCI Emerging Markets Index[4]	39.78	37.46	16.62

SMALLCAP World Fund

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 4/30/90
Before taxes	17.15%	24.35%	10.10%	12.00%
After taxes on distributions	15.13	23.34	9.13	N/A
After taxes on distributions and sale of fund shares	13.54	21.59	8.63	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	16.27%	23.41%	3.03%
Class C — first sold 3/15/01 Before taxes	16.19	23.35	11.96
Class F-1 — first sold 3/15/01 Before taxes	17.15	24.34	12.87
Class 529-A — first sold 2/19/02 Before taxes	17.06	24.32	16.44
Class 529-B — first sold 2/20/02 Before taxes	16.11	23.23	15.30
Class 529-C — first sold 2/20/02 Before taxes	16.11	23.25	15.31
Class 529-E — first sold 3/15/02 Before taxes	16.71	23.89	14.88
Class 529-F-1 — first sold 9/17/02 Before taxes	17.28	24.38	22.36

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
S&P/Citigroup Global/World Indexes[3]	9.87%	24.64%	11.62%	10.56%
Lipper Global Small-Cap Funds Average[4]	9.70	22.21	11.35	11.91
Consumer Price Index[5]	4.08	3.03	2.68	2.80

The Tax-Exempt Bond Fund of America

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/3/79
Before taxes	1.72%	3.87%	4.63%	7.23%
After taxes on distributions	1.72	3.87	4.58	N/A
After taxes on distributions and sale of fund shares	2.55	3.92	4.60	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	0.97%	3.11%	4.59%
Class C — first sold 3/15/01 Before taxes	0.92	3.01	3.70
Class F-1 — first sold 3/15/01 Before taxes	1.64	3.76	4.44

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	N/A
Lipper General Municipal Debt Funds Average[4]	1.15	3.49	4.09	6.88%

Class A distribution rate at December 31, 2007: 4.10%[5] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (4.07% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the funds.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The Tax-Exempt Fund of California

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/28/86
Before taxes	0.35%	3.69%	4.54%	5.94%
After taxes on distributions	0.35	3.69	4.47	N/A
After taxes on distributions and sale of fund shares	1.65	3.76	4.49	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–0.39%	2.93%	4.36%
Class C — first sold 3/19/01 Before taxes	–0.44	2.83	3.34
Class F-1 — first sold 3/20/01 Before taxes	0.28	3.58	4.09

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	6.63%
Lipper California Municipal Debt Funds Average[4]	0.42	3.62	4.27	5.96

Class A distribution rate at December 31, 2007: 4.13%[5] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[5] Reflects a fee waiver (4.10% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the funds.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The Tax-Exempt Fund of Maryland

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
The Maryland Fund	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 8/14/86
Before taxes	0.65%	3.23%	4.07%	5.55%
After taxes on distributions	0.65	3.23	4.06	N/A
After taxes on distributions and sale of fund shares	1.85	3.34	4.10	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	–0.11%	2.47%	3.88%
Class C — first sold 4/12/01 Before taxes	–0.16	2.38	3.24
Class F-1 — first sold 6/15/01 Before taxes	0.56	3.12	3.84

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	6.88%
Lipper Maryland Municipal Debt Funds Average[4]	0.84	3.06	4.00	5.68

Class A distribution rate at December 31, 2007: 4.14%[5] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[5] Reflects fee waivers (4.11% without the waivers) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The Tax-Exempt Fund of Virginia

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
The Virginia Fund	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 8/14/86
Before taxes	1.80%	3.06%	4.14%	5.71%
After taxes on distributions	1.80	3.06	4.11	N/A
After taxes on distributions and sale of fund shares	2.55	3.15	4.12	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	1.03%	2.30%	4.00%
Class C — first sold 4/18/01 Before taxes	0.97	2.21	3.20
Class F-1 — first sold 4/4/01 Before taxes	1.72	2.95	3.71

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Lehman Brothers Municipal Bond Index[3]	3.36%	4.30%	5.18%	6.88%
Lipper Virginia Municipal Debt Funds Average[4]	0.53	3.29	4.10	5.74

Class A distribution rate at December 31, 2007: 3.96%[5] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[5] Reflects fee waivers (3.92% without the waivers) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

U.S. Government Securities Fund

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2007:
	1 year	5 years	10 years	Lifetime[1]
Class A — first sold 10/17/85
Before taxes	6.67%	3.36%	4.98%	6.70%
After taxes on distributions	5.05	2.02	3.20	N/A
After taxes on distributions and sale of fund shares	4.30	2.08	3.16	N/A

	1 year	5 years	Lifetime[1]
Class B — first sold 3/15/00 Before taxes	5.92%	2.63%	4.69%
Class C — first sold 3/15/01 Before taxes	5.87	2.57	3.53
Class F-1 — first sold 3/15/01 Before taxes	6.74	3.39	4.33
Class 529-A — first sold 2/20/02 Before taxes	6.61	3.33	4.11
Class 529-B — first sold 2/20/02 Before taxes	5.77	2.48	3.23
Class 529-C — first sold 2/19/02 Before taxes	5.78	2.48	3.24
Class 529-E — first sold 3/7/02 Before taxes	6.31	3.01	3.98
Class 529-F-1 — first sold 10/11/02 Before taxes	6.84	3.39	3.50

	1 year	5 years	10 years	Lifetime[2]
Indexes (before taxes)
Citigroup Treasury/Govt Sponsored/ Mortgage Index[3]	7.87%	4.33%	5.94%	7.78%
Lipper General U.S. Government Funds Average[4]	6.25	3.10	4.95	6.67
Consumer Price Index[5]	4.08	3.03	2.68	3.01

Class A distribution rate at December 31, 2007: 4.31%[6] (For current distribution rate information, please call American FundsLine® at 800/325-3590.)

[6] Reflects a fee waiver (4.28% without the waiver) as described in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

5.	The second paragraph under the heading “Investment adviser” in the “Management and organization” section of the prospectus is amended or added, as applicable, in its entirety to read:

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

6.	The following sections of the “Summary of the primary differences among share classes” table in the “Choosing a share class” section of the prospectus are amended or added as follows:

a. Class A shares — the sentence following the heading “Dividends” is amended in its entirety as follows: “generally higher than other classes due to lower annual expenses, but may be lower than Class F-1 shares, depending on relative expenses, and lower than Class F-2 shares due to higher 12b-1 fees”

b. Class B shares — the sentence following the heading “Conversion” is amended in its entirety to read as follows: “automatic conversion to Class A or 529-A shares in the month of the eight-year anniversary of the purchase date, reducing future annual expenses”

c. Class C shares — the sentence following the heading “Conversion” is amended in its entirety as follows: “automatic conversion to Class F-1 shares in the month of the 10-year anniversary of the purchase date, reducing future annual expenses (Class 529-C shares will not convert to Class 529-F-1 shares)”

d. Class F shares — (i) the heading is amended to read “Class F-1 shares” and (ii) the sentence following the heading “Dividends” is amended in its entirety as follows: “generally higher than Class B and C shares due to lower 12b-1 fees, and may be higher than Class A shares, depending on relative expenses, and lower than Class F-2 shares due to higher 12b-1 fees”

e. The following section is added:

Class F-2 shares
Initial sales charge	none
Contingent deferred sales charge	none
12b-1 fees	none
Dividends	generally higher than other classes due to absence of 12b-1 fees
Purchase maximum	none
Conversion	none

7.
The “Purchase and exchange of shares” section of the prospectus is amended by replacing the references to “Class F shares” under the heading “Exchange” (if applicable) with “Class F-1 shares” and adding or amending, as applicable, the following two paragraphs before the heading “Purchase of Class A, B and C shares” to read as follows:

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

8.	The second sentence under “Automatic conversion of Class B and C shares” in the “Sales charges” section of the prospectus is amended in its entirety to read as follows:

Prospectuses for the Tax-Exempt Funds:

Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date.

Prospectuses for all other funds subject to this prospectus amendment:

Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares.

9.
The references to “Class F shares” in the first paragraph of the “Plans of distribution” section of the prospectus are amended to read “Class F-1 shares,” and the third sentence in the same paragraph is amended in its entirety to read as follows:

For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services.

10.	The “Other compensation to dealers” section of the prospectus is amended in its entirety to read as follows:

American Funds Distributors,® at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

11.	The following paragraph is added as an additional section at the end of the “Distributions and taxes” section of the prospectus:

Shareholder fees

Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of the shareholder’s adjusted gross income.

12.	The first paragraph of the “Financial highlights” section of the prospectus is amended by adding the following:

a. The following sentence is added after the second sentence: “A similar table will be shown for Class F-2 shares beginning with the fund’s first fiscal year ending after the date the class is first offered.”

b. The following parenthetical is added to the last sentence after the applicable auditor of the named fund (either Deloitte & Touche LLP or PricewaterhouseCoopers LLP):

Applicable to American High-Income Municipal Bond Fund, The Income Fund of America, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia only: “(except for the six months ended January 31, 2008)”

Applicable to The Growth Fund of America, Intermediate Bond Fund of America, The Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California and U.S. Government Securities Fund only: “(except for the six months ended February 29, 2008)”

Applicable to American High-Income Trust, Capital World Bond Fund, New Perspective Fund and SMALLCAP World Fund only: “(except for the six months ended March 31, 2008)”

Applicable to American Mutual Fund, Capital Income Builder and New World Fund only: “(except for the six months ended April 30, 2008)”

c. The following sentence is added to the end of the paragraph in the prospectus for each of the funds named in 12.b. above: “The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.”

13.	The references to “Class F” in the “Financial highlights” section of the prospectus are amended to read “Class F-1.”

14.
Applicable to American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Capital Income Builder, Capital World Bond Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, New Perspective Fund, New World Fund, SMALLCAP World Fund, The Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia and U.S. Government Securities Fund only: The financial highlights contained in each fund’s semi-annual report are hereby incorporated by reference into the “Financial highlights” section of the respective fund’s prospectus.

Notes

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The Capital Group Companies

American Funds                 Capital Research and Management                   Capital International              Capital Guardian                          Capital Bank and Trust

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